                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------
  This Amendment (Check only one.): [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    JGD Management Corp.
Address: 767 Fifth Avenue
         17th Floor
         New York, NY 10153

Form 13F File Number: 28-05440

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Adam J. Semler
Title: Chief Operating Officer
Phone: (212) 300-1300

Signature, Place, and Date of Signing:


/s/ Adam J. Semler                    New York, New York        May 17, 2010
---------------------------------   -----------------------   ----------------
     [Signature]                         [City, State]             [Date]

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

* As of January 1, 2010, York Capital Management Global Advisors, LLC, an affiliate of JGD Management Corp., commenced exercising investment discretion over certain investment funds holding securities that are included in this Form 13F.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         67

Form 13F Information Table Value Total: $4,024,911
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                                                                                                            COLUMN 8
          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7 ----------------------
---------------------------- -------------- --------- -------- ------------------- ---------- --------    VOTING AUTHORITY
                                TITLE OF                VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER             CLASS       CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AIR PRODS & CHEMS INC        COM            009158106   87,473  1,182,870  SH         SOLE              1,182,870
AK STL HLDG CORP             COM            001547108   46,500  2,034,102  SH         SOLE              2,034,102
ALLERGAN INC                 COM            018490102   75,059  1,149,101  SH         SOLE              1,149,101
ALPHA NATURAL RESOURCES INC  COM            02076X102   77,567  1,554,762  SH         SOLE              1,554,762
ASBURY AUTOMOTIVE GROUP INC  COM            043436104    4,669    351,046  SH         SOLE                351,046
BANK OF AMERICA CORPORATION  COM            060505104  220,836 12,371,749  SH         SOLE             12,371,749
BEST BUY INC                 COM            086516101  104,798  2,463,508  SH         SOLE              2,463,508
CB RICHARD ELLIS GROUP INC   CL A           12497T101   35,000  2,208,185  SH         SOLE              2,208,185
CIT GROUP INC                COM NEW        125581801   46,917  1,204,235  SH         SOLE              1,204,235
CITIGROUP INC                COM            172967101       58     14,312  SH         SOLE                 14,312

                                                                                                            COLUMN 8
          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7 ----------------------
---------------------------- -------------- --------- -------- ------------------- ---------- --------    VOTING AUTHORITY
                                TITLE OF                VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER             CLASS       CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
COCA COLA ENTERPRISES INC    COM            191219104  164,889  5,961,297  SH         SOLE              5,961,297
COMMERCIAL VEH GROUP INC     COM            202608105    3,213    450,000  SH         SOLE                450,000
DANA HOLDING CORP            COM            235825205   23,470  1,975,550  SH         SOLE              1,975,550
ENDEAVOUR INTL CORP          COM            29259G101      970    764,074  SH         SOLE                764,074
EXXON MOBIL CORP             COM            30231G102      252      3,765  SH         SOLE                  3,765
GENERAL GROWTH PPTYS INC     COM            370021107   57,608  3,580,360  SH         SOLE              3,580,360
GOOGLE INC                   CL A           38259P508  137,690    242,789  SH         SOLE                242,789
HEINZ H J CO                 COM            423074103   40,981    898,519  SH         SOLE                898,519
INVENTIV HEALTH INC          COM            46122E105    2,246    100,000  SH         SOLE                100,000
IVANHOE ENERGY INC           COM            465790103   22,788  6,900,000  SH         SOLE              6,900,000
IVANHOE MINES LTD            COM            46579N103   75,821  4,353,663  SH         SOLE              4,353,663

                                                                                                            COLUMN 8
          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7 ----------------------
---------------------------- -------------- --------- -------- ------------------- ---------- --------    VOTING AUTHORITY
                                TITLE OF                VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER             CLASS       CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
KELLOGG CO                   COM            487836108   50,204    939,617  SH         SOLE                939,617
KRAFT FOODS INC              CL A           50075N104   38,112  1,260,308  SH         SOLE              1,260,308
LEAR CORP                    COM NEW        521865204   53,500    674,227  SH         SOLE                674,227
LIMITED BRANDS INC           COM            532716107   12,310    500,000  SH         SOLE                500,000
MAGUIRE PPTYS INC            COM            559775101    2,310    749,860  SH         SOLE                749,860
MANPOWER INC                 COM            56418H100   48,718    852,899  SH         SOLE                852,899
MARKET VECTORS ETF TR        GOLD MINER ETF 57060U100    3,619     81,500  SH         SOLE                 81,500
MARTIN MARIETTA MATLS INC    COM            573284106   48,048    575,077  SH         SOLE                575,077
MEAD JOHNSON NUTRITION CO    COM            582839106  287,023  5,516,482  SH         SOLE              5,516,482
MONSTER WORLDWIDE INC        COM            611742107   15,250    918,100  SH         SOLE                918,100
MOTOROLA INC                 COM            620076109    1,458    207,674  SH         SOLE                207,674

                                                                                                            COLUMN 8
          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7 ----------------------
---------------------------- -------------- --------- -------- ------------------- ---------- --------    VOTING AUTHORITY
                                TITLE OF                VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER             CLASS       CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
NORDSTROM INC                COM            655664100   95,020  2,326,070  SH         SOLE              2,326,070
RESMED INC                   COM            761152107   38,190    600,000  SH         SOLE                600,000
SEARS HLDGS CORP             COM            812350106      841      7,757  SH         SOLE                  7,757
SPDR GOLD TRUST              GOLD SHS       78463V107   34,838    319,760  SH         SOLE                319,760
VODAFONE GROUP PLC NEW       SPONS ADR NEW  92857W209    5,245    225,000  SH         SOLE                225,000
VULCAN MATLS CO              COM            929160109   59,057  1,250,147  SH         SOLE              1,250,147
WALTER ENERGY INC            COM            93317Q105   69,772    756,169  SH         SOLE                756,169
WASHINGTON FED INC           COM            938824109   35,695  1,756,632  SH         SOLE              1,756,632
WILLBROS GROUP INC DEL       COM            969203108    3,294    274,287  SH         SOLE                274,287
XEROX CORP                   COM            984121103  146,250 15,000,000  SH         SOLE             15,000,000
YAHOO INC                    COM            984332106   62,755  3,796,404  SH         SOLE              3,796,404

                                                                                                            COLUMN 8
          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7 ----------------------
---------------------------- -------------- --------- -------- ------------------- ---------- --------    VOTING AUTHORITY
                                TITLE OF                VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER             CLASS       CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ABOVENET INC                 COM            00374N107  130,271  2,567,928  SH         SOLE              2,567,928
EAST WEST BANCORP INC        COM            27579R104   52,066  3,320,942  SH         SOLE              3,320,942
GILAT SATELLITE NETWORKS LTD SHS NEW        M51474118   46,131  8,121,651  SH         SOLE              8,121,651
ATLAS ENERGY INC             COM            049298102   18,672    600,000  SH         SOLE                600,000
AIRGAS INC                   COM            009363102  312,677  4,914,756  SH         SOLE              4,914,756
INTERACTIVE DATA CORP        COM            45840J107    9,891    309,100  SH         SOLE                309,100
OSI PHARMACEUTICALS INC      COM            671040103  328,293  5,512,900  SH         SOLE              5,512,900
RCN CORP                     COM NEW        749361200   91,554  6,071,212  SH         SOLE              6,071,212
RETAIL OPPORTUNITY INVTS COR COM            76131N101      506     50,000  SH         SOLE                 50,000
ALCON INC                    COM SHS        H01301102  340,286  2,106,250  SH         SOLE              2,106,250
DIRECTV                      COM CL A       25490A101  136,537  4,038,361  SH         SOLE              4,038,361

                                                                                                            COLUMN 8
          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7 ----------------------
---------------------------- -------------- --------- -------- ------------------- ---------- --------    VOTING AUTHORITY
                                TITLE OF                VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER             CLASS       CUSIP   (X$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
FORD MTR CO CAP TR II        PFD TR CV6.5%  345395206   52,664  1,135,000  SH         SOLE              1,135,000
STANLEY BLACK & DECKER INC.  COM            854502101   56,981    992,521  SH         SOLE                992,521
PRIDE INTL INC DEL           COM            74153Q102   37,631  1,249,774  SH         SOLE              1,249,774
SPDR S&P 500 ETF TR          UNIT SER 1 S&P 78462F103   21,972     21,100  SH  PUT    SOLE                 21,100
ARCELORMITTAL SA LUXEMBOURG  NY REGISTRY SH 03938L104   18,319     51,293  SH CALL    SOLE                 51,293
GENERAL ELECTRIC CO          COM            369604103    5,170     23,500  SH CALL    SOLE                 23,500
GOOGLE INC                   CL A           38259P508    6,935     10,100  SH CALL    SOLE                 10,100
INTEL CORP                   COM            458140100    6,960     30,000  SH CALL    SOLE                 30,000
OSI PHARMACEUTICALS INC      COM            671040103      161        167  SH CALL    SOLE                    167
MIRANT CORP NEW              *W EXP
                             01/03/201      60467R126        1     12,480  SH         SOLE                 12,480
MIRANT CORP NEW              *W EXP
                             01/03/201      60467R118       12    122,372  SH         SOLE                122,372
RETAIL OPPORTUNITY INVTS COR *W EXP
                             10/23/201      76131N119      258    250,000  SH         SOLE                250,000
INTERNATIONAL COAL GRP INC N NOTE 9.000%
                             8/0            45928HAD8   10,652  9,027,000 PRN         SOLE              9,027,000